Long-Term Loan (Tables)	6 Months Ended
Dec. 31, 2025
Long-Term Loan [Abstract]
Schedule of Long-Term Loan

Long-term loan consists of the following:

	As of December 31, 2025	As of June 30, 2025
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$2,101,891	$2,908,945
Total	$2,101,891	$2,908,945
Less: Long-term loan – current portion	1,445,984	1,656,288
Long-term loan – non-current portion	$655,907	$1,252,657

Schedule of Repayment Schedule for the Loan

The repayment schedule for the loan are as follows:

For the period ending June 30,
2026	$828,144
For the year ending June 30,
2027	1,130,492
2028	170,884
Subtotal	$2,129,520
Less: unamortized debt issuance cost	(27,629)
Total	$2,101,891